Stockholders' Equity / (Deficit) (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of Stock Option Activity

The following reflects stock option activity for the six months ended June 30, 2020 (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	16,667	$28.20	$—	8.1
Options assumed from Merger	8,051,098	$1.31
Granted	8,825,336	$8.92
Forfeited or expired	(359,329)	$0.75
Outstanding as of June 30, 2020	16,533,772	$5.41	$81,360	8.3
Options vested and exercisable as of June 30, 2020	5,907,725	$2.02	$81,378	6.9

Schedule of Stock Options Assumptions
Dividend yield	—%
Expected volatility	76.0 – 88.1%
Risk free rate	0.24 – 0.30%
Derived service period	1.59 – 1.91

Summary of Outstanding Warrants Activity

A summary of the Company’s outstanding warrants as of June 30, 2020 are presented below (in thousands, except share and per share amounts):

	Number of Warrants	Weighted Average Exercise Price	Total Intrinsic Value
Outstanding as of December 31, 2019	200,007	$12.15	$—
Issued	7,477,443	$6.08	$32,670
Expired	(200,000)	$—	$—
Outstanding as of June 30, 2020	7,477,450	$6.10	$32,670
Warrants exercisable as of June 30, 2020	7,477,450	$6.10	$32,670